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Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

                                   May 5, 2010


Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company
     Paragon Separate Account C
     File Nos. 333-133678, 333-133673 and 811-07982
     Rule 497(j) Certification
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Commissioners:

     On behalf of Metropolitan Life Insurance Company (the "Company") and Paragon Separate Account C (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the forms of Prospectus and Statement of Additional Information dated May 1, 2010 and being used for certain variable life policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendments No. 7 to the Registration Statements for the Account filed with the Commission on April 21, 2010.

     Please call the undersigned at (617) 578-2710 with any questions.

                                                     Sincerely,

                                                     /s/ Gina C. Sandonato
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                                                     Gina C. Sandonato
                                                     Senior Counsel